Note 7 - Inventory	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
Note
7
– Inventory

At
January 31, 2018
and
January 31, 2017,
inventory is entirely comprised of finished goods inventory. Finished goods inventory consists of hardware and related parts for mobile asset units held for sale. For the years ended
January 31, 2018,
2017
and
2016,
a provision for excess or obsolete inventories has been recorded in cost of revenues of
$0.1
million,
nil
and
$0.1
million, respectively.